GOODWILL	12 Months Ended
Dec. 31, 2017
GOODWILL [Abstract]
GOODWILL
NOTE 7:-	GOODWILL

Goodwill relates to Products segment and Video and Cyber security segment.

Changes in the carrying amount of goodwill for the years ended December 31, 2016 and 2017 are as follows:

	Products	Video and Cyber security	Total

As of January 1, 2016	$3,310	$940	$4,250

Acquisition of Aimetis	-	7,859	7,859
Foreign currency translation adjustments	(5)	(254)	(259)

As of December 31, 2016	3,305	8,545	11,850

Foreign currency translation adjustments	165	677	842

As of December 31, 2017	$3,470	$9,222	$12,692